CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs	$ 2,950,464	$ 1,497,914
Loss from operations	(2,950,464)	(1,497,914)
Other income:
Interest earned on cash and investments held in Trust Account	421,504	68,295
Interest income - bank	76	72
Change in fair value of derivative liability	10,552,969	10,637,431
Gain on forgiveness of deferred underwriting fee	371,910
Other income	11,346,459	10,705,798
Income before provision for income taxes	8,395,995	9,207,884
Provision for income taxes	(49,175)
Net income	$ 8,346,820	$ 9,207,884
Basic and diluted weighted average shares outstanding, Class A common stock	12,546,423	27,600,000
Basic and diluted net income per share, Class A common stock	$ 0.43	$ 0.27
Basic and diluted weighted average shares outstanding, Class B common stock	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$ 0.43	$ 0.27